OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities [Abstract]
Schedule of Other Liabilities
	December 31,
	2024	2023
Deferred wage tax and social security (1)	$7,227	$11,601
Deferred VAT (1)	4,858	7,809
Severance pay liability	1,881	1,838
Other	-	790
Total other liabilities	$13,966	$22,038